CASH AND CASH EQUIVALENTS- Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Restricted cash	$ 437	$ 151
Investments in money market funds	$ 98	$ 1,175